Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Accounting Policies [Abstract]
Schedule of Basic and Diluted Net Income (Loss) Per Ordinary Share

	For the Three Months Ended September 30,				For the Nine Months Ended September 30,
	2023		2022		2023		2022
	Class A	Class B	Class A	Class B	Class A	Class B	Class A	Class B
Basic and diluted net (loss) income per ordinary share
Numerator:
Allocation of net (loss) income, as adjusted	$(736,782)	$(357,955)	$547,429	$136,857	$542,884	$162,733	$284,928	$75,345
Denominator:
Basic and diluted weighted average shares outstanding	11,835,288	5,750,000	23,000,000	5,750,000	19,182,202	5,750,000	21,567,766	5,703,297
Basic and diluted net (loss) income per ordinary share	$(0.06)	$(0.06)	$0.02	$0.02	$0.03	$0.03	$0.01	$0.01

The following table reflects the calculation of basic and diluted net income (loss) per ordinary share (in dollars, except
per share amounts):

	Year Ended December 31,		For the Period from January 20, 2021 (inception) through December 31,
	2022		2021
	Class A	Class B	Class A	Class B
Basic and diluted net income (loss) per ordinary share
Numerator:
Allocation of net income (loss), as adjusted	$1,449,493	$390,797	$—	$(10,861)
Denominator:
Basic and diluted weighted average shares outstanding	21,928,767	5,715,068	—	5,000,000
Basic and diluted net income (loss) per ordinary share	$0.07	$0.07	$—	$(0.00)